Summary of Significant Accounting Policies (Leases) (Details)	12 Months Ended
Dec. 31, 2020
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	30-50 years
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	1-30 years
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	1-2 years
Vehicles and others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	1-5 years